INCOME TAXES (Schedule of Cash paid for Income Taxes, Net of Refunds) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Total cash paid for income taxes, net of refunds	$ (879)	$ 5,196	$ 6,009
Netherlands [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total cash paid for income taxes, net of refunds	0	0	0
Germany [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total cash paid for income taxes, net of refunds	318	2,182	2,178
Spain [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total cash paid for income taxes, net of refunds	(83)	591	141
Israel [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total cash paid for income taxes, net of refunds	(1,268)	2,240	3,587
Other foreign jurisdictions [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total cash paid for income taxes, net of refunds	$ 154	$ 183	$ 103